Financial Assets at Amortized Cost-Securities - Summary of Financial Assets at Amortized Cost - Securities (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	R$ 27,040	R$ 33,848
Brazilian government securities [member]
Disclosure of Financial Assets [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	9,583	24,988
Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	R$ 17,457	R$ 8,860